GENERAL	12 Months Ended
Dec. 31, 2024
GENERAL
GENERAL

NOTE 1 - GENERAL:

a.  General:

1)RedHill Biopharma Ltd. (the “Company”), incorporated on August 3, 2009, together with its wholly-owned subsidiary, RedHill Biopharma Inc. (“RedHill Inc.”), incorporated in Delaware, U.S. on January 19, 2017, is a specialty biopharmaceutical company primarily focused on gastrointestinal (“GI”) diseases and infectious diseases.

     The Company’s ordinary shares were traded on the Tel-Aviv Stock Exchange (“TASE”) from February 2011 to February 2020, after which the Company voluntarily delisted from trading on the TASE, effective February 13, 2020. The Company’s American Depositary Shares (“ADSs”) were traded on the Nasdaq Capital Market from December 27, 2012, were listed on the Nasdaq Global Market (“Nasdaq”) from July 20, 2018, and have been again listed on the Nasdaq Capital Market since November 15, 2023.

On March 23, 2023, the Company changed the ADS ratio from 1 ADS representing 10 ordinary shares to 1 ADS representing 400 ordinary shares. On August 20, 2024, the Company changed the ADS to ordinary share ratio from 1 ADS representing 400 ordinary shares to 1 ADS representing 10,000 ordinary shares. All data denominated in ADS were adjusted for these ratio changes.

The Company’s registered address is 21 Ha’arba’a St, Tel-Aviv, Israel.

2)	Since the Company established its commercial presence in the U.S. in 2017, it has promoted or commercialized various GI-related products that were either developed internally or acquired through in-licensing agreements. As of the date of approval of these financial statements, the Company commercializes in the U.S. Talicia®, for the treatment of Helicobacter pylori infection in adults, the first product approved by the U.S. Food and Drug Administration (“FDA”) being developed primarily internally by the Company. Until February 1, 2023, the Company commercialized Movantik® in the U.S, for the treatment of opioid-induced constipation. See also note 15 (6) regarding the transfer of the Company’s rights in Movantik® to HCR Collateral Management, LLC (“HCRM”) in exchange for all the Company’s debt obligations under the Credit Agreement with HCRM, as well as the Global Termination Agreement, which terminated all remaining credit ties related to this transaction. The Company also continues to advance the development part of its late-stage therapeutic candidates.
3) Through December 31, 2024, the Company has an accumulated deficit and negative working capital, and its activities have been funded primarily through public and private offerings of the Company’s securities and senior secured borrowing (now fully extinguished, see note 15(6)). There is no assurance that the Company’s business will generate sustainable positive cash flows to fund its business.

The Company plans to further fund its future operations through commercialization and out-licensing of its therapeutic candidates, commercialization of in-licensed or acquired products and raising additional capital through equity or debt financing or through other non-dilutive financing. Furthermore, the Company actively pursuing and in discussions with multiple parties regarding strategic business transaction although there is no guarantee the discussions will result in any strategic business transactions. The Company’s current cash resources are not sufficient to complete the research and development of any or all of its therapeutic candidates and to fully support its commercial operations until generation of sustainable positive cash flows. Management expects that the Company will incur additional losses as it continues to focus its resources on advancing the development of its therapeutic candidates, as well as advancing its commercial operations, based on a prioritized plan that will result in negative cash flows from operating activities. Management believes that there is presently insufficient funding available to allow the Company to fund its activities for a period exceeding one year from the date of this filing. These conditions and events indicate that a material uncertainty exists that may cast significant doubt (or raise substantial doubt as contemplated by PCAOB standards) about the Company’s ability to continue as a going concern.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

4)    In October 2023, Israel was attacked by a terrorist organization and entered a state of war. As of the date of these consolidated financial statements, sustained conflict in the region is ongoing. During the year ended December 31, 2024 and 2023, the impact of this war on the Company results and financial condition was immaterial, but such impact may increase.

b. Approval of the financial statements:

The date of the approval of these financial statements by the Board of Directors (the "BoD") is April 10, 2025.